Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Maximum ownership percentage of limited partnerships accounted for using cost method	5.00%
Significant influence existence criteria, minimum ownership interest	20.00%
Significant influence existence criteria, maximum ownership interest	50.00%
VAT and related surcharges rate, minimum	3.36%
VAT and related surcharges rate, maximum	19.04%
VAT included in revenues and cost of revenues	$ 96,916	$ 80,514	$ 39,909
Advertising costs	358,939	231,198	62,301
Subsidy income	$ 20,647	$ 8,506	$ 2,349
Minimum likelihood of uncertain being sustained for uncertain income tax position being recognized	50.00%